Convertible Promissory Notes (Details) - Schedule of promissory notes - Promissory Note [Member]	6 Months Ended
Jun. 30, 2022 USD ($)
Convertible Promissory Notes (Details) - Schedule of promissory notes [Line Items]
Balance, January 1, 2022	$ 4,573,411
Repayment	(4,000,000)
Repayment through issuance of common shares	(800,000)
Change in fair value	2,133,046
Unamortized day one fair value difference	(314,777)
Balance, June 30, 2022	$ 1,591,680